Share-Based Payment and Related Stock Option Plan - Summary of Share-based Payments to be a Level 3 Fair Value Measurement (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Risk-free interest rate		1.58%
Expected term (life) of options (in years)		2 years
Expected dividends	0.00%	0.00%	0.00%
Expected volatility		86.30%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Risk-free interest rate	2.47%		2.47%
Expected term (life) of options (in years)	4 years		4 years
Expected volatility	86.30%		86.30%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Risk-free interest rate	1.58%		1.58%
Expected term (life) of options (in years)	2 years		2 years
Expected volatility	67.90%		67.90%